CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30, 2021	December 31, 2020
	(Unaudited)
Cash and cash equivalent	$4,067,987	$6,903,499
Restricted cash-current	2,500,000	2,500,000
Total Cash and cash equivalent and Restricted cash	$6,567,987	$9,403,499

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
Cash and cash equivalent	$6,903,499	$12,241,339
Restricted cash-current	2,500,000	2,064,130
Restricted cash-non current	-	1,766,700
Total Cash and cash equivalent and Restricted cash	$9,403,499	$16,072,169